Inventories (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Inventories

	2022 £m	2021 £m

Raw materials and consumables	1,576	1,772

Work in progress	2,286	1,889

Finished goods	1,284	2,122

	5,146	5,783